SHARE BASED COMPENSATION - Equity incentive plans (Details)	12 Months Ended
	Dec. 31, 2022 Options EquityInstruments $ / shares	Dec. 31, 2021 Options EquityInstruments $ / shares	Apr. 28, 2021 shares	Apr. 18, 2021 shares
SHARE BASED COMPENSATION
Number of Common Shares available for issuance | shares			3,965,000	3,180,000
Balance at beginning of period (in shares) | Options	1,816,302
Balance at end of period (in shares) | Options	2,118,395	1,816,302
Balance at beginning of period (in CAD per share) | $ / shares	$ 8.95
Balance at end of period (in CAD per share) | $ / shares	$ 8.23	$ 8.95
Deferred Share Units
SHARE BASED COMPENSATION
Balance at beginning of period (in shares)	246,945	120,000
Granted (in shares)	125,000	178,800
Exercised (in shares)	(97,045)
Forfeited / Cancelled (in shares)		(51,855)
Balance at end of period (in shares)	274,900	246,945
Restricted Share Units
SHARE BASED COMPENSATION
Balance at beginning of period (in shares)	235,000	210,000
Granted (in shares)	503,000	75,000
Exercised (in shares)		(50,000)
Balance at end of period (in shares)	738,000	235,000
FSO Options
SHARE BASED COMPENSATION
Balance at beginning of period (in shares) | Options	1,816,302	1,228,410
Granted (in shares) | Options	483,797	1,141,364
Exercised (in shares) | Options	(8,000)	(132,220)
Forfeited / Cancelled (in shares) | Options	(173,704)	(421,252)
Balance at end of period (in shares) | Options	2,118,395	1,816,302
Balance at beginning of period (in CAD per share) | $ / shares	$ 8.95	$ 6.37
Granted (in CAD per share) | $ / shares	7.70	13.65
Exercised (in CAD per share) | $ / shares	2.30	7.08
Forfeited / Cancelled (in CAD per share) | $ / shares	14.56	14.76
Balance at end of period (in CAD per share) | $ / shares	$ 8.23	$ 8.95